Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0000769397
Registrant Name	Autodesk, Inc.
Registration File Number	333-287650
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES